OPPENHEIMER
Cash Reserves
Summary Prospectus	October 28, 2014
NYSE Ticker Symbols
Class A	CRSXX
Class B	CRBXX
Class C	CSCXX
Class R	CSNXX

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus, Statement of Additional Information, Annual Report and other information about the Fund online at https://www.oppenheimerfunds.com/fund/CashReserves. You can also get this information at no cost by calling 1.800.225.5677 or by sending an email request to: info@oppenheimerfunds.com.

The Fund's prospectus and Statement of Additional Information ("SAI"), both dated October 28, 2014, and through page 39 of its most recent Annual Report, dated July 31, 2014, are incorporated by reference into this Summary Prospectus. You can access the Fund's prospectus and SAI at https://www.oppenheimerfunds.com/fund/CashReserves. The Fund's prospectus is also available from financial intermediaries who are authorized to sell Fund shares.

Investment Objective. The Fund seeks income consistent with stability of principal.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 11 of the prospectus, and in the sections "How to Buy Shares" beginning on page 29 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class B	Class C	Class R
Maximum Sales Charge (Load) on purchases (as % of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	None	5%	1%	None

Annual Fund Operating Expenses [1]
(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class R
Management Fees	0.46%	0.46%	0.46%	0.46%
Distribution and/or Service (12b-1) Fees	0.20%	0.75%	0.75%	0.50%
Other Expenses	0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	0.91%	1.46%	1.46%	1.21%
Fee Waiver and/or Expense Reimbursement [2]	(0.26%)	(0.81%)	(0.81%)	(0.56%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.65%	0.65%	0.65%	0.65%

1.

Expenses have been restated to reflect current fees.

2.

After discussions with the Fund's Board, the Manager has contractually agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit "Management Fees" to an annual rate of 0.40% for each class of shares, as calculated on the daily net assets of the Fund. This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of this prospectus, unless approved by the Board. The Fund's Distributor has contractually agreed to waive the fees payable under the Distribution and/or Service Plans for each class of shares so that those fees are limited to 0.00% of the average annual net assets for each class of shares of the Fund. This fee waiver may not be amended or withdrawn for one year from the date of this prospectus.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

	If shares are redeemed				If shares are not redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$67	$265	$481	$1,100	$67	$265	$481	$1,100
Class B	$567	$684	$925	$1,397	$67	$384	$725	$1,397
Class C	$167	$384	$725	$1,688	$67	$384	$725	$1,688
Class R	$67	$330	$615	$1,425	$67	$330	$615	$1,425

Principal Investment Strategies. The Fund is a money market fund that invests in a variety of money market instruments to seek  income consistent with stability of principal. Money market instruments are short-term, high-quality dollar-denominated debt instruments issued by the U.S. government, domestic and foreign corporations and financial institutions, and other entities. Money market instruments include domestic and foreign bank obligations, repurchase agreements, floating and variable rate notes, asset-backed securities, guaranteed obligations, commercial paper, and other short-term corporate and governmental debt obligations.
To be considered "high-quality," a debt instrument must be rated in one of the two highest credit-quality categories for short-term securities by a nationally recognized statistical rating service or, if a security is unrated, it must be determined by OppenheimerFunds, Inc., the Fund's sub-adviser, (the "Sub-Adviser"), under the supervision of the Fund's Board, to be of comparable quality to rated securities in one of those two categories. The securities purchased by the Fund are subject to the quality, maturity, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "Investment Company Act"), and other rules of the Securities and Exchange Commission ("SEC").

Principal Risks.  All investments carry risks to some degree. The Fund's investments are subject to changes in their value from a number of factors. However, the Fund's investments must meet the special rules under federal law for money market funds. Those requirements include maintaining high credit quality, a short average maturity and diversification of the Fund's investments among issuers. Those provisions are designed to help minimize credit risks, to reduce the effects of changes in prevailing interest rates and to reduce the effect on the Fund's portfolio of a default by any one issuer. Since income on short-term securities tends to be lower than income on longer-term debt securities, the Fund's yield will likely be lower than the yield on longer-term fixed-income funds.

Even so, there are risks that an issuer of an obligation that the Fund holds might have its credit rating downgraded or might default on its obligations, or that interest rates might rise sharply, causing the value of the Fund's investments to fall. Also, there is the risk that the value of your investment could be eroded over time by the effects of inflation, or that poor security selection could cause the Fund to underperform other funds that have a similar objective. If there is an unexpectedly high demand for the redemption of Fund shares, the Fund might need to sell portfolio securities prior to their maturity, possibly at a loss. As a result, there is a risk that the Fund's shares could fall below $1.00 per share.

Main Risks of Money Market Instruments. Money market instruments may be subject to interest rate risk, credit risk, extension risk, reinvestment risk, prepayment risk, and event risk. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may be worth less than the amount the Fund paid for them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund's income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer's credit rating, for any reason, can also reduce the market value of the issuer's securities. Extension risk is the risk that an increase in interest rates could cause principal payments on a debt security to be repaid at a slower rate than expected. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security's call date. Such a decision by the issuer could have the effect of lengthening the debt security's expected maturity, making it more vulnerable to interest rate risk and reducing its market value. Reinvestment risk is the risk that when interest rates fall the Fund may be required to reinvest the proceeds from a security's sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds. Prepayment risk is the risk that the issuer may redeem the security prior to the expected maturity or that borrowers may repay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to the expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Event risk is the risk that an issuer could be subject to an event, such as a buyout or debt restructuring, that interferes with its ability to make timely interest and principal payments and cause the value of its debt securities to fall.

Fixed-Income Market Risks. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund's books and could experience a loss. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds' prices, particularly for lower-rated and unrated securities. An unexpected increase in redemptions by Fund shareholders—which may be triggered by general market turmoil or an increase in interest rates—could cause the Fund to sell its holdings at a loss or at undesirable prices.

Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets. Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns could cause reduced liquidity in certain debt securities markets. A lack of liquidity or other adverse credit market conditions may hamper the Fund's ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

Main Risks of Investments in Foreign Issuers. Investments in foreign issuers are subject to special risks. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. The value of investments in foreign issuers may be affected by foreign regulations, foreign taxes, higher costs, illiquidity, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors.

Bank Obligations Risk. Bank obligations are subject to risks generally applicable to debt securities, as well as to the risk of negative events affecting the banking industry. Obligations of foreign banks and foreign branches of U.S. banks are subject to additional risks, including

2

negative political and economic developments in the country in which the bank or branch is located and actions by a foreign government that might adversely affect the payment of principal and interest on such obligations, such as the seizure or nationalization of foreign deposits. Additionally, U.S. and state banking laws and regulations may not apply to foreign branches of U.S. banks, and generally do not apply to foreign banks.

Asset-Backed Securities Risk. The Fund can buy asset backed securities, which are fractional interests in pools of loans and are collateralized by the loans, other assets or receivables. They are typically issued by trusts and special purpose corporations that pass the income from the underlying pool to the purchasers. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool, and to interest rate and prepayment risks.

Repurchase Agreements Risk. Although repurchase agreements must be fully collateralized, if the Fund's counterparty defaults on its obligations under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.

Regulatory Risk. In July 2014, the SEC adopted reforms to money market fund regulation, which, when implemented, may affect the Fund's operations and/or return potential.

Yield Risk. During periods of extremely low short-term interest rates, the Fund may not be able to maintain a positive yield.

Who Is the Fund Designed For? The Fund is designed for investors who seek income consistent with stability of principal and to maintain easy access to their investment through checkwriting and wire redemption privileges. The Fund will invest in a variety of money market instruments and try to maintain a stable share price of $1.00. The Fund is not a complete investment program.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance for Class A shares from calendar year to calendar year and by showing the Fund's average annual returns for the periods of time shown in the table. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website at: https://www.oppenheimerfunds.com/fund/CashReserves

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 1.14% (3rd Qtr 07) and the lowest return was 0.00% (most recently in 4th Qtr 13). For the period from January 1, 2014 through September 30, 2014 the cumulative return before sales charges and taxes was 0.01%.

The following table shows the average annual total returns of each class of the Fund's shares before taxes.

Average Annual Total Returns
for the periods ended December 31, 2013	1 Year	5 Years	10 Years
Class A Shares (inception 01/03/89)	0.01%	0.04%	1.40%
Class B Shares (inception 08/17/93)	(4.99%)	(0.38%)	1.28%
Class C Shares (inception 12/01/93)	(0.99%)	0.02%	1.26%
Class R Shares (inception 03/01/01)	(0.99%)	0.02%	1.27%

The Fund's performance reflects income reinvestment and all applicable fees and sales charges.

The total returns are not the Fund's current yield. The Fund's yield more closely reflects the Fund's current earnings. To obtain the Fund's current 7-day yield information, please call the Transfer Agent toll-free at 1.800.CALL OPP (225.5677).

Investment Adviser. OFI Global Asset Management, Inc. (the "Manager") is the Fund's investment adviser.  OppenheimerFunds, Inc. (the "Sub-Adviser") is its sub-adviser.

Portfolio Managers. Christopher Proctor, CFA, has been a portfolio manager and Vice President of the Fund since May 2010, and Adam Wilde, CFA, has been a portfolio manager and Vice President of the Fund since July 2013.

Purchase and Sale of Fund Shares. You can buy most classes of Fund shares with a minimum initial investment of $1,000. Traditional and Roth IRA, Asset Builder Plan, Automatic Exchange Plan and government allotment plan accounts may be opened with a minimum initial investment of $500. For wrap fee-based programs, salary reduction plans and other retirement plans and accounts, there is no minimum initial investment. Once your account is open, subsequent purchases may be made in any amount.

Shares may be purchased through a financial intermediary or the Distributor and redeemed through a financial intermediary or the Transfer Agent on days the New York Stock Exchange is open for trading. Shareholders may purchase or redeem shares by mail, through

3

the website at www.oppenheimerfunds.com or by calling 1.800.225.5677. Share transactions may be paid by check, by Federal funds wire or directly from or into your bank account. The Fund also offers a checkwriting privilege.

Class B shares are no longer offered for new purchases. Any investments for existing Class B share accounts will be made in Class A shares of Oppenheimer Money Market Fund.

Taxes.  The Fund intends to declare dividends from its net investment income on each regular business day and to pay those dividends to shareholders monthly. To maintain a net asset value of $1.00 per share, the Fund might withhold dividends or make distributions from capital or capital gains. If your shares are not held in a tax-deferred account, Fund distributions are subject to federal income tax and may be subject to state or local taxes, whether taken in cash or reinvested. The Fund normally holds its securities to maturity and therefore will not usually pay capital gains. The Fund may realize capital gains on the sale of portfolio securities, however, in which case it may make distributions out of any net short-term or long-term capital gains annually.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Sub-Adviser, or their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

For More Information About Oppenheimer Cash Reserves

You can access the Fund's prospectus and SAI at https://www.oppenheimerfunds.com/fund/CashReserves. You can also request additional information about the Fund or your account:

Telephone	Call OppenheimerFunds Services toll-free: 1.800.CALL OPP (1.800.225.5677)
Mail:	For requests by mail: OppenheimerFunds Services P.O. Box 5270 Denver, Colorado 80217-5270	For requests by courier or express mail: OppenheimerFunds Services 12100 East Iliff Avenue Suite 300 Aurora, Colorado 80014
Internet:	You may request documents, and read or download certain documents at www.oppenheimerfunds.com

PR0760.001.1014